Stock Based Compensation - Schedule of Changes in Stock Options (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, beginning balance	775,000	1,404,300
Number of Options, Granted		100,000
Number of Options, Expired		(52,950)
Number of Options, Forfeited
Number of Options, Cancelled		(676,350)
Number of Options, Outstanding, ending balance	775,000	775,000
Weighted Avg. Exercise Price, Outstanding, beginning balance	$ 0.52	$ 0.60
Weighted Avg. Exercise Price, Granted		$ 0.50
Weighted Avg. Exercise Price, Expired		$ 0.15
Weighted Avg. Exercise Price, Forfeited
Weighted Avg. Exercise Price, Cancelled		$ (0.55)
Weighted Avg. Exercise Price, Outstanding, ending balance	$ 0.52	$ 0.52